Related Parties - Summary of Guarantees Provided To Related Parties (Parentheticals) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Guarantees provided between the related parties [Line Items]
Borrowings notional amount	₩ 6,615,470	₩ 3,742,184
Saemangeum Heemang Photovoltaic Co., Ltd [Member] | Kookmin Bank [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	63,400
Borrowings notional amount	99,900
Other borrowings	36,500
Saemangeum Heemang Photovoltaic Co., Ltd [Member] | Kookmin Bank [Member] | Shares [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilites	36,500
Derivative liabilities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	6,760
Acquisition cost of the securities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	47,067
Other provisions [member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	7,230
Impairment loss [Member] | Naepo Green Energy Co., Ltd [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 29,200